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KraneShares Man Buyout Beta Index ETF
KraneShares Man Buyout Beta Index ETF
Investment Objective

The KraneShares Man Buyout Beta Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the price and yield performance of a specific equity securities index. The Fund’s current index is the Man Buyout Beta Index (the “Underlying Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	KraneShares Man Buyout Beta Index ETF KraneShares Man Buyout Beta Index ETF USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	KraneShares Man Buyout Beta Index ETF KraneShares Man Buyout Beta Index ETF
Management Fees	0.88%
Distribution and/or Service (12b-1) Fees	none	[1]
Other Expenses	0.01%	[2]
Total Annual Fund Operating Expenses	0.89%
[1]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[2]	Based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
KraneShares Man Buyout Beta Index ETF | KraneShares Man Buyout Beta Index ETF | USD ($)	91	284

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced investment operations prior to the date of this prospectus, it does not have portfolio turnover information for the prior fiscal year to report.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in instruments in its Underlying Index or in instruments that have economic characteristics similar to those in the Underlying Index.

The Underlying Index is designed to provide a proxy for private equity performance and risk exposures by focusing on small- and mid-capitalization stocks that have characteristics similar to companies in private equity buyout funds. A “buyout” fund is a type of fund that targets companies for acquisition or control in an attempt to enhance the value of those acquired companies. The Fund does not invest directly in private equity funds or the private equity of companies and the Fund will not attempt to acquire or control private companies.

The Underlying Index begins with the securities within the Russell 2500 Index. From this universe, the Underlying Index screens for companies that have characteristics similar to companies in private equity buyout funds by:

●	looking at industry classification;

●	using fundamental screens related to valuation, profitability, debt capacity, cash management and growth potential; and

●	using additional screens that are designed to identify publicly traded securities similar to those sought by private equity buyout funds such as a company’s supply chain and competitive environment.

The Underlying Index will utilize inputs from the Index Provider and use a systematic process to build a portfolio of publicly traded equity securities that have characteristics similar to companies sought by private equity buyout funds. The Underlying Index employs both (a) a top-down process that seeks to provide the Underlying Index with industry exposures that are similar to the U.S. buyout segment of the private equity market and (b) a suite of bottom-up company selection models (i.e., the fundamental and additional screens discussed above that seek to screen for companies with characteristics similar to companies sought by private equity buyout funds) that seek to take advantage of dynamic public market data in selecting securities for the Underlying Index. The Underlying Index is market capitalization weighted and caps the weight of any one constituent at 5% of the Underlying Index’s weight.

The Fund may invest up to 20% of its assets in instruments that are not included in the Underlying Index, but the Fund’s adviser, Krane Funds Advisors, LLC (“Krane” or “Adviser”), believes will help the Fund track the Underlying Index. These investments may include equity securities of issuers whose securities are not components of the Underlying Index, derivative instruments (including swaps, futures, forwards, structured notes and options), other investment companies (including ETFs) and cash or cash equivalents (including money market funds). The other investment companies in which the Fund may invest may be advised, sponsored or otherwise serviced by Krane and/or its affiliates.

Although the Fund expects to replicate (or hold all constituents of) the Underlying Index, the Fund reserves the right to use a representative sampling strategy to track the Underlying Index. “Representative sampling” is a strategy that involves investing in a representative sample of securities that collectively have an investment profile similar to that of the Underlying Index.

The Underlying Index is provided by Numeric Investors LLC (“Index Provider” or “Numeric”), and the Underlying Index is calculated by Solactive AG.

As of September 30, 2024, the Underlying Index included 260 securities of companies with a market capitalization range of approximately $150 million to $85 billion and a weighted average market capitalization of approximately $8.3 billion.

The Fund is non-diversified. To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of September 30, 2024, issuers in the Information Technology, Industrials, Consumer Discretionary, and Healthcare sectors each represented a significant portion of the Underlying Index. The Underlying Index is rebalanced and reconstituted monthly.

The Fund may engage in securities lending.

Principal Risks
Performance Information

Once the Fund has completed a full calendar year of operations, a bar chart and table will be included in this prospectus that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a broad measure of market performance. Once available, the Fund’s current performance information will be available at www.kraneshares.com. Past performance does not necessarily indicate how the Fund will perform in the future.

KraneShares Man Buyout Beta Index ETF | All Risk [Member]

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves the risk of total loss. In addition to these risks, the Fund is subject to a number of additional principal risks that may affect the Fund’s performance, net asset value (“NAV”) and trading price, including:

KraneShares Man Buyout Beta Index ETF | Equity Securities Risk [Member]

Equity Securities Risk. The values of equity securities are subject to factors such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes. In the event of liquidation, equity securities are generally subordinate in rank to debt and other securities of the same issuer.

KraneShares Man Buyout Beta Index ETF | Model And Data Risk [Member]

Model and Data Risk. The Underlying Index relies on models from Numeric as part of the index methodology. Models rely on various sources of information and data (“data”) and such data may be incorrect or incomplete making the models unreliable. Models that have been formulated on the basis of past market data may not be indicative of future price movements. Models may not be reliable or produce unexpected results if unusual or disruptive events cause market moves the nature or size of which are inconsistent with the historic performance of individual markets and their relationship to one another or to other macroeconomic events. Models also may have hidden biases or exposure to broad structural or sentiment shifts. In the event that actual events fail to conform to the assumptions underlying such models, losses could be incurred. The performance of the investment models may be impacted by software or other technology malfunctions, programming inaccuracies, and similar circumstances. While the Underlying Index seeks to provide a proxy for private equity performance and risk exposure similar to companies in private equity buyout funds, there is no guarantee that such exposure will be obtained using public equities or that the models and data used by the Underlying Index will be able to provide such exposure.

KraneShares Man Buyout Beta Index ETF | Small And Mid Capitalization Company Risk [Member]

Small- and Mid-Capitalization Company Risk. Investing in the securities of small- and mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies and more established companies. Since small- and mid-sized companies may have limited operating histories, product lines and financial resources, the securities of these companies may lack sufficient market liquidity and can be sensitive to expected changes in interest rates, borrowing costs and earnings.

KraneShares Man Buyout Beta Index ETF | Market Risk [Member]

Market Risk. The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors could cause volatility in global financial markets, negative sentiment and higher levels of Fund redemptions, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may also cause the Fund’s investments to become less liquid and subject to erratic price movements.

KraneShares Man Buyout Beta Index ETF | Concentration Risk [Member]

Concentration Risk. Because the Fund’s assets are expected to be concentrated in an industry or group of industries to the extent that the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. From time to time, the Fund may invest a significant percentage of its assets in issuers in a single industry (or the same group of industries) or sector of the economy. While the Fund’s sector and industry exposure is expected to vary over time based on the composition of the Underlying Index, the Fund is currently subject to the principal risks described below. The Fund may have significant exposure to other industries or sectors over time.

KraneShares Man Buyout Beta Index ETF | Consumer Discretionary Sector Risk [Member]

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

KraneShares Man Buyout Beta Index ETF | Healthcare Sector Risk [Member]

Healthcare Sector Risk. The profitability of companies in the healthcare sector may be affected by government regulations and government healthcare programs, government reimbursement for medical expenses, increases or decreases in the cost of medical products and services, limited product lines, increased emphasis on the delivery of healthcare through outpatient services and product liability claims. Many healthcare companies are heavily dependent on patent protection, which may be time consuming and costly, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in pricing pressure, including price discounting, and may be thinly capitalized and susceptible to product obsolescence. Many new products in the healthcare sector require significant research and development and may be subject to regulatory approvals, which may be time consuming and costly and with no guarantee that the product will come to market.

KraneShares Man Buyout Beta Index ETF | Industrials Sector Risk [Member]

Industrials Sector Risk. The industrials sector may be affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors. Government regulation will also affect the performance of investments in such industrials sector issuers, particularly aerospace and defense companies, which rely to a significant extent on government demand for their products and services. Transportation companies, another component of the industrials sector, are subject to sharp price movements resulting from changes in the economy, fuel prices, labor agreements and insurance costs.

KraneShares Man Buyout Beta Index ETF | Information Technology Sector Risk [Member]

Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technology advances could have a major effect on the value of stocks in the information technology sector. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from competitors with lower production costs. Information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

KraneShares Man Buyout Beta Index ETF | E T F Risk [Member]
ETF Risk. As an ETF, the Fund is subject to the following risks:
KraneShares Man Buyout Beta Index ETF | Authorized Participants Concentration Risk [Member]

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (as defined below). To the extent they exit the business or are otherwise unable to proceed in creation and redemption transactions with the Fund and no other Authorized Participant is able to step forward to create or redeem, shares of the Fund may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

KraneShares Man Buyout Beta Index ETF | Premium Discount Risk [Member]

Premium/Discount Risk. There may be times when the market price of the Fund’s shares is more than the NAV intra-day (at a premium) or less than the NAV intra-day (at a discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop-loss orders to sell Fund shares may be executed at prices well below NAV.

KraneShares Man Buyout Beta Index ETF | Secondary Market Trading Risk [Member]

Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading is subject to bid-ask spreads and trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

KraneShares Man Buyout Beta Index ETF | New Fund Risk [Member]

New Fund Risk. If the Fund does not grow in size, it will be at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation and/or a stop to trading.

KraneShares Man Buyout Beta Index ETF | Tracking Error Risk [Member]

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. This may be due to, among other factors, the Fund holding cash under certain circumstances in lieu of Underlying Index securities, the use of representative sampling strategy, if applicable, asset valuation differences, tax considerations, the unavailability of securities in the Underlying Index from time to time and other liquidity constraints.

KraneShares Man Buyout Beta Index ETF | Management Risk [Member]

Management Risk. The Fund may not fully replicate the Underlying Index and may hold less than the total number of securities in the Underlying Index. Therefore, the Fund is subject to the risk that Krane’s security selection process may not produce the intended results.

KraneShares Man Buyout Beta Index ETF | Passive Investment And Index Risk [Member]

Passive Investment and Index Risk. There is no guarantee that the Underlying Index will create the desired exposure and the Fund is not actively managed. It does not seek to “beat” the Underlying Index or take temporary defensive positions when markets decline. Therefore, the Fund may purchase or hold securities with current or projected underperformance.

There is no guarantee that the methodology the Index Provider uses to identify constituents for the Underlying Index will achieve its intended result or provide an accurate assessment of included constituents. The Underlying Index relies on various sources of information to assess the potential constituents of the Underlying Index, including information that may be based on assumptions or estimates. Neither the Fund nor Krane can offer assurances that the Index Provider’s sources of information are reliable. There can be no guarantee that the methodology underlying the Underlying Index, the Underlying Index construction and computation processes, or the daily calculation of the Underlying Index or its methodology will be free from error or that an error will be identified and/or corrected, which may have an adverse impact on the Fund.

KraneShares Man Buyout Beta Index ETF | Non Diversified Fund Risk [Member]

Non-Diversified Fund Risk. Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

KraneShares Man Buyout Beta Index ETF | Investments In Investment Companies Risk [Member]

Investments in Investment Companies Risk. The Fund may invest in other investment companies, including those advised, sponsored or otherwise serviced by Krane and/or its affiliates. The Fund will indirectly be exposed to the risks of investments by such funds and will incur its pro rata share of the underlying fund’s expenses. Additionally, investments in ETFs are subject to ETF Risk. Krane is subject to conflicts of interest in allocating Fund assets to investment companies that are advised, sponsored or otherwise serviced by Krane and/or its affiliates. To the extent that the Fund invests in investment companies or other pooled investment vehicles that are not registered pursuant to the 1940 Act, it will not enjoy the protections of the U.S. law.

KraneShares Man Buyout Beta Index ETF | Securities Lending Risk [Member]

Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities; (2) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers; (3) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (4) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

KraneShares Man Buyout Beta Index ETF | Sector Risk [Member]

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

KraneShares Man Buyout Beta Index ETF | Derivatives Risk [Member]

Derivatives Risk. The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the derivative and that of the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to make required payments or otherwise comply with the terms of derivative. In that case, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets.

KraneShares Man Buyout Beta Index ETF | Valuation Risk [Member]

Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund.

KraneShares Man Buyout Beta Index ETF | Large Shareholder Risk [Member]

Large Shareholder Risk. To the extent a large number of shares of the Fund is held by a single shareholder or a small group of shareholders, the Fund is subject to the risk that redemption by those shareholders of all or a large portion of their shares will adversely affect the Fund’s performance by forcing the Fund to sell securities, potentially at disadvantageous prices, to raise the cash needed to satisfy such redemption requests. This risk may be heightened during periods of declining or illiquid markets, or to the extent that such large shareholders have short investment horizons or unpredictable cash flow needs. Such redemptions may also increase transaction costs and/or have adverse tax consequences for remaining shareholders.

KraneShares Man Buyout Beta Index ETF | Cash And Cash Equivalents Risk [Member]

Cash and Cash Equivalents Risk. The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

KraneShares Man Buyout Beta Index ETF | Operational And Cybersecurity Risk [Member]

Operational and Cybersecurity Risk. The Fund, Krane, its service providers and your ability to transact with the Fund may be negatively impacted due to operational matters arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service provides, to suffer data corruption or lose operational functionality. It is not possible for Krane or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.